Expense Example, No Redemption - BOND FUND OF AMERICA	Feb. 28, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 137
Expense Example, No Redemption, 3 Years	430
Expense Example, No Redemption, 5 Years	744
Expense Example, No Redemption, 10 Years	1,431
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	445
Expense Example, No Redemption, 5 Years	770
Expense Example, No Redemption, 10 Years	$ 1,209